Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Deferred finance costs, net	$ 8,100	$ 28,400
Total
Financial Instruments
Cash and cash equivalents	267,668	129,410
Restricted cash		346
Equity participation ZIM		423,024
Total | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	175,250	842,035
Total | Unsecured long-term debt
Financial Instruments
Long-term debt	255,868	300,000
Eurobank $30.0 mil. Facility | Eurobank $30.0 mil. Facility
Financial Instruments
Credit facility		30,000
Non-recurring basis | (Level I)
Financial Instruments
Cash and cash equivalents	267,668	129,410
Restricted cash		346
Non-recurring basis | (Level I) | Unsecured long-term debt
Financial Instruments
Long-term debt	255,868
Non-recurring basis | (Level II) | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	175,250	842,035
Non-recurring basis | (Level II) | Unsecured long-term debt
Financial Instruments
Long-term debt		300,000
Non-recurring basis | Total
Financial Instruments
Cash and cash equivalents	267,668	129,410
Restricted cash		346
Non-recurring basis | Total | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	175,250	842,035
Non-recurring basis | Total | Unsecured long-term debt
Financial Instruments
Long-term debt	$ 255,868	300,000
ZIM | Recurring basis | (Level I)
Financial Instruments
Equity participation ZIM		423,024
ZIM | Recurring basis | Total
Financial Instruments
Equity participation ZIM		$ 423,024